Annual Total Returns - Fidelity® Commodity Strategy Fund [BarChart] - 07.31 Fidelity Commodity Strategy Fund PRO-06 - Fidelity® Commodity Strategy Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	May 30, 2017
Fidelity Commodity Strategy Fund-Default
Bar Chart Table:
Annual Return 2018	(11.68%)
Annual Return 2019	6.89%